Note 19 - Assets Measured at Fair Value on a Nonrecurring Basis (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Fair Value, Inputs, Level 3 [Member] | Equity Securities [Member]
Assets, Fair Value Disclosure, Nonrecurring	¥ 235	¥ 2,435
Fair Value, Inputs, Level 3 [Member] | Trademarks [Member]
Assets, Fair Value Disclosure, Nonrecurring	96,000
Fair Value, Inputs, Level 3 [Member]
Assets, Fair Value Disclosure, Nonrecurring	96,235	2,435
Equity Securities [Member]
Other than Temporary Impairment Losses, Investments, Portion Recognized in Earnings, Net	10,765	29,117
Trademarks [Member]
Other than Temporary Impairment Losses, Investments, Portion Recognized in Earnings, Net	11,000
Other than Temporary Impairment Losses, Investments, Portion Recognized in Earnings, Net	¥ 21,765	¥ 29,117